Description of Organization and Business Operations (Details) - USD ($)						2 Months Ended	3 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Nov. 15, 2023	May 11, 2023	May 11, 2023	Aug. 16, 2022	Feb. 15, 2022	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Nov. 14, 2023	Dec. 31, 2023	Dec. 31, 2022	May 05, 2022
Description of Organization and Business Operations [Line Items]
Price per unit sold (in Dollars per share)						$ 10.95					$ 10.95
Shares purchased additionally (in Shares)													1,800,000
Price per shares (in Dollars per share)						$ 6.5			$ 10		$ 6.5
Generating proceeds								$ 1,184,272
Share of common stock (in Shares)						90,000					90,000
Excise tax percentage				1.00%			18.00%	21.00%			20.97%
Public shares total (in Shares)	3,323,707
Aggregate redemption value of public shares	$ 12,346,791
Excise tax	474,837
Working capital						$ 13,300,601					$ 13,300,601
Cash flow from operations	$ 36,383,179
Financial Designation, Predecessor and Successor [Fixed List]						Successor				Predecessor
Agreement amount						$ 150,000,000	$ 150,000,000	$ 150,000,000			150,000,000
Exercise price warrants (in Dollars per share)							$ 1	$ 1
Percentage of excise tax of the fair market value								1.00%
Issuance of public shares (in Shares)		4,115,597						50,000
Aggregate redemption amount		$ 43,318,207	$ 43,318,207
Cash flow from operations						484,474		$ 3,346,362	$ 8,311,832			$ 18,651,132
Going Concern Considerations [Member]
Description of Organization and Business Operations [Line Items]
Cash						$ 3,505,454					$ 3,505,454
Excise Tax Liability [Member]
Description of Organization and Business Operations [Line Items]
Excise tax percentage	1.00%
Public shares total (in Shares)		4,115,597	4,115,597
Aggregate redemption value of public shares			$ 43,318,207
Excise tax	$ 474,837
U.S. federal [Member]
Description of Organization and Business Operations [Line Items]
Excise tax percentage				1.00%
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Redeemed public shares (in Shares)	3,323,707
Aggregate redemption amount	$ 12,346,791
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Share of common stock (in Shares)						20,000					20,000
Sale of stock units (in Shares)								1,000,000
Pro Forma [Member]
Description of Organization and Business Operations [Line Items]
Cash flow from operations											$ 8,675,037
IPO [Member]
Description of Organization and Business Operations [Line Items]
Shares consummated (in Shares)					7,500,000
Price per unit sold (in Dollars per share)					$ 10
Shares purchased additionally (in Shares)					1,125,000
Cash							$ 2,746,896	$ 2,746,896
Cash flow from operations						$ 8,675,037					$ 8,675,037
Sale of stock units (in Shares)								6,847,500
Working capital deficit							$ 38,801,444	$ 38,801,444
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Shares consummated (in Shares)					505,000		505,000	505,000
Price per unit sold (in Dollars per share)							$ 10	$ 10
Price per shares (in Dollars per share)					$ 10
Generating proceeds					$ 5,050,000
Aggregate shares (in Shares)						505,000					505,000
Price per share value (in Dollars per share)						$ 10					$ 10
Share of common stock (in Shares)						1					1
Sale of stock units (in Shares)					505,000			4,413,000
Number of shares issued per unit. (in Shares)								1
Private Placement [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Price per share value (in Dollars per share)						$ 11.5					$ 11.5
Exercise price warrants (in Dollars per share)							$ 11.5	$ 11.5
Inflation Reduction Act [Member]
Description of Organization and Business Operations [Line Items]
Excise tax percentage				1.00%